Related Parties - Schedule of Transactions with Related Parties (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) Recipients Relatedparties	Jun. 30, 2025 USD ($) Recipients Relatedparties	Dec. 31, 2025 USD ($)
Balances with related parties [Member] | Accounts payable and accruals [Member]
Schedule of Balances with Related Parties [Line Items]
Amounts payable, related party transactions	$ 84		$ 80
Benefits to related parties [Member]
Schedule of Balances with Related Parties [Line Items]
Number of related parties | Relatedparties	4	3
Benefits to related parties [Member] | Payroll and related expenses in respect of employed related parties [Member]
Schedule of Balances with Related Parties [Line Items]
Amounts payable, related party transactions	$ 667		$ 358
Benefits to senior officers [Member]
Schedule of Balances with Related Parties [Line Items]
No. of recipients | Recipients	3	3
Benefits to senior officers [Member] | Short-term Benefits [Member]
Schedule of Balances with Related Parties [Line Items]
Short-term benefits	$ 412	$ 429